Form N-1A Supplement	May 31, 2026
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
MC Trio Equity Buffered ETF (TRIO)
(the “Fund”)
July 6, 2026
Supplement to the
Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”),
each dated May 31, 2026
In a transaction that closed on July 1, 2026, Kintra Holdings, LLC acquired the equity interests of McCarthy & Cox Retirement & Estate Specialists, LLC (the “Sub-Adviser”), a sub-adviser to the Fund (the “Transaction”). In conjunction with the Transaction, the Sub-Adviser changed its name to Kintra Investments, LLC (“Kintra”). At the recommendation of the Fund’s investment adviser, the Trust’s Board of Trustees (the “Board”) approved a new sub-advisory agreement for the Fund with Kintra (formerly known as McCarthy & Cox Retirement & Estate Specialists, LLC), pursuant to which Kintra will continue to provide the same sub-advisory services to the Fund as it did prior to the Transaction. Accordingly, effective July 1, 2026, all references in the Summary Prospectus, Prospectus, and SAI to McCarthy & Cox Retirement & Estate Specialists, LLC are replaced with Kintra Investments, LLC.
Pursuant to an Exemptive Order issued by the U.S. Securities and Exchange Commission, the Fund’s investment adviser may enter into new sub-advisory agreements on behalf of the Fund without shareholder approval upon the approval of the Board.

If you have any questions, please call (215) 330-4476.
Please retain this Supplement for future reference.